Morgan, Lewis & Bockius LLP 2020 K Street NW Washington, DC 20006-1806 Tel. +1.202.373.6000 Fax: +1.202.373.6001 www.morganlewis.com
Laura E. Flores Partner +1.202.373.6101 laura.flores@morganlewis.com

VIA EDGAR

January 5, 2016

Re:	Rydex ETF Trust (File No. 333-208114)

Ladies and Gentlemen:

On behalf of our client, Rydex ETF Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the Combined Information Statement and Prospectus and Statement of Additional Information, each dated December 23, 2015, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 1, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001628280-15-009642 on December 23, 2015.

Please do not hesitate to contact me at 202.373.6101 should you have any questions.

Very truly yours,

/s/ Laura E. Flores
Laura E. Flores